TAX (Tables)	12 Months Ended
Dec. 31, 2022
TAX
Schedule of income tax

USDm	2022	2021	2020
Tax for the year
Current tax for the year	0.5	0.6	0.4
Adjustments related to previous years	(0.1)	(0.1)	0.1
Adjustment of deferred tax	(7.3)	(0.1)	—
Income tax charge for the year	(6.9)	0.4	0.5
Tonnage tax charge for the year	1.0	0.9	0.9
Total	(5.9)	1.3	1.4

Schedule of deferred taxes

USDm	2022	2021	2020
Deferred tax recognised in the balance sheet
Deferred tax asset	0.6	0.7	0.3
Deferred tax liabilities	(6.1)	—	—
Deferred tax, net as of 31 December	(5.5)	0.6	0.3

Balance as of 01 January	0.6	0.3	—
Deferred tax for the year	7.3	0.1	—
Deferred tax relating to changes in equity	(13.2)	—	—
Additions from business combinations	(0.3)	—	—
Other changes	0.1	0.3	0.3
Balance as of 31 December	(5.5)	0.7	0.3

Schedule of non-current tax liability related to held over gains

USDm	2022	2021	2020
Non-current tax liability related to held-over gains
Balance as of 31 December	45.2	45.2	44.9